PROVISION FOR INCOME TAXES (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Federal rate	34.00%
State rate
Combined Tax Rate	34.00%
Valuation allowance	(34.00%)
Effective Income Tax Rate, Continuing Operations, Total	0.00%
Canada [Member]
Federal rate		12.60%
State rate
Provincial rate		10.00%
Mining duties		16.00%
Combined Tax Rate		38.60%
Valuation allowance		(38.60%)
Effective Income Tax Rate, Continuing Operations, Total		0.00%
United States [Member]
Federal rate		34.00%
State rate		0.00%
Combined Tax Rate		34.00%
Valuation allowance		(34.00%)
Effective Income Tax Rate, Continuing Operations, Total		0.00%